Earnings Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Successor [Member] | Private Warrants [Member]
Antidilutive securities excluded from computation of earnings per share amount	17,770,190	17,770,190